CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Profit or loss [abstract]
Net sales (note 25)	$ 1,981,276	$ 2,823,901
Cost of sales (note 16(c))	1,732,217	2,119,440
Gross profit	249,059	704,461
Selling, general and administrative expenses (note 16(a))	272,306	340,487
Impairment of trade accounts receivable (note 6)	15,453	27,652
Restructuring and acquisition-related costs (note 17)	48,154	47,329
Impairments	93,989	0
Operating income (loss)	(180,843)	288,993
Financial expenses, net (note 14(c))	48,530	39,168
Earnings (loss) before income taxes	(229,373)	249,825
Income tax recovery (note 18)	(4,091)	(9,984)
Net earnings (loss)	(225,282)	259,809
Other comprehensive income (loss), net of related income taxes:
Cash flow hedges (note 14(d))	(8,503)	(3,917)
Actuarial gain (loss) on employee benefit obligations (note 12(a))	12,142	(1,296)
Other comprehensive income	3,639	(5,213)
Comprehensive income (loss)	$ (221,643)	$ 254,596
Earnings (loss) per share (note 19):
Basic (in dollars per share)	$ (1.14)	$ 1.27
Diluted (in dollars per share)	$ (1.14)	$ 1.27